Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

$ millions, as at October 31	2019	2018
	Contract amounts
Securities lending (1)	$44,220	$51,550
Unutilized credit commitments (2)	241,038	224,746
Backstop liquidity facilities	10,870	10,520
Standby and performance letters of credit	13,489	13,242
Documentary and commercial letters of credit	224	199
Other commitments to extend credit (3)	2,937	138
	$312,778	$300,395

(1)	Excludes securities lending of $1.8 billion (2018: $2.7 billion) for cash because it is reported on the consolidated balance sheet.
(2)	Includes $122.0 billion (2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(3)	Certain prior period amounts have been revised from those previously presented.

Summary of Future Minimum Lease Payments and Receipt for Operating Lease Commitments
Future minimum lease payments and receipts for operating lease commitments for each of the five succeeding years and thereafter are as follows:

	Operating leases
$ millions, as at October 31, 2019	Payments	Receipts (2)
2020	$510	$132
2021	529	136
2022	484	138
2023	420	139
2024	351	138
2025 and thereafter	3,253	1,164
(1)
Payments include expenses related to base rent, taxes and estimated operating expenses, and exclude expenses related to certain servicing arrangements. Total rental payments in 2019 were $499 million (2018: $494 million, 2017: $476 million).

(2)	Includes sub-lease income from a finance lease property, a portion of which is rented out and considered an investment property.

Summary of Future Minimum Lease Payments for Finance Lease Commitments
Future minimum lease payments for finance lease commitments for each of the five succeeding years and thereafter are as follows:

$ millions, as at October 31, 2019
2020	$50
2021	48
2022	45
2023	42
2024	41
2025 and thereafter	245
471
Less: future interest charges	144
Present value of finance lease commitments	$327

(1)	Total interest expense related to finance lease arrangements was $24 million (2018: $25 million; 2017: $28 million).

Summary Of Asset Pledging Amounts and Related Activities	The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2019	2018
Assets pledged in relation to:
Securities lending	$46,242	$47,894
Obligations related to securities sold under repurchase agreements	51,942	31,058
Obligations related to securities sold short	15,635	13,782
Securitizations	19,398	22,893
Covered bonds	20,206	21,544
Derivatives	12,952	11,680
Foreign governments and central banks (1)	784	686
Clearing systems, payment systems, and depositories (2)	2,400	5,867
Other	1,24 7	675
	$170,806	$156,079

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.